Employee Future Benefits - Summary of Benefit Obligations and Fair Value (Narrative) (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
DBP Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 1,668	$ 1,940
Plan with projected benefit obligation, fair value of plan assets	1,460	1,681
Accumulated benefit obligation	195	268
Plan with accumulated benefit obligation, fair value of plan assets	62	130
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	296	320
Plan with accumulated benefit obligation, fair value of plan assets	$ 44	$ 36